Basis Of Presentation And Significant Accounting Policies Concentration of Credit Risk and Major Customer (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And Significant Accounting Policies Concentration of Credit Risk and Major Customer
Percentage of sales to one major customer	97.00%
Percentage of Receivable from one major customer	99.00%	94.00%
Sales to three customers represented (One) of total sales		50.00%
Sales to three customers represented (Second) of total sales		25.00%
Sales to three customers represented (Third) of total sales		23.00%
Stock-based employee compensation incurred for the years	3,489,022	944,681